SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2024
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Summary of Non-cash Investing and Financing Activities
The non-cash investing and financing activities are as follows:

	Periods ended June 30,
In thousands of USD	2024	2023
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for operating lease liabilities	17,035	3,058
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	10,664	4,896
Prepayments realized as additions to property, plant and equipment	9,046	-
Settlement of pre-existing debtor relationship in the Norway Acquisition (Note 6(b))	10,061	-
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 6(b))	17,952	-
Cancellation of repurchased treasury shares	2,604	-